Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 29,642	$ 22,363
Short term deposit	46
Held for sale asset		547
Accounts receivables - trade	52	96
Inventory	1,087	243
Related party prepaid expenses	1,276
Other current assets	1,338	796
Current assets	33,441	24,045
NON-CURRENT ASSETS:
Contract fulfillment assets		1,130
Property and equipment, net	75	345
Right-of-use assets, net		104
Investments accounted for using the equity method	17,545	1,663
Intangible assets	8,327	495
Retirement benefit assets, net		23
Other receivables	138
Financial assets at fair value through profit or loss	4,078	4,530
Non-current Assets	30,163	8,290
TOTAL ASSETS	63,604	32,335
Liabilities and equity
ST Short term loan and current portion of long-term loan	138
Accounts payables – trade	145	140
Lease liabilities		60
Warrants at fair value	1,513	1,039
Contract liability	108	69
Liability to event producers	1,843	539
Accrued expenses and other liabilities	1,030	1,528
Related parties	1,889	139
Current Liabilities	6,666	3,514
NON-CURRENT LIABILITIES:
Lease liabilities		47
Contract liability	1,801	2,580
Loans from related parties	733
Deferred tax liability	496
Retirement benefit obligation, net	4
Non-current liabilities	3,034	2,627
TOTAL LIABILITIES	9,700	6,141
SHAREHOLDERS’ EQUITY:
Share capital – ordinary shares with no par value: authorized – June 30, 2021 and December 31,2020 – 1,000,000,000 shares; issued and outstanding - June 30, 2021 – 475,560,699 shares December 31, 2020 – 316,442,738 shares		93,021
Share premium	110,400
Other capital reserves	12,981	10,725
Warrants	197	197
Accumulated deficit	(71,910)	(80,982)
Equity attributable to owners of Medigus Ltd.	51,668	22,961
Non-controlling interests	2,236	3,233
TOTAL SHAREHOLDERS’ EQUITY	53,904	26,194
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 63,604	$ 32,335